Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31, 2024	December 31, 2025
	RMB	RMB
Up to three months	255,252	438,588
Three to six months	1,300	2,829
Six to twelve months	6,476	115
Above one year	824	1,588
Accounts receivable, gross:	263,852	443,120
Less: allowance for credit losses	(2,894)	(1,706)
Accounts receivable, net	260,958	441,414

Schedule of allowance for current expected credit losses

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(506)	(596)	(2,894)
Additions	(90)	(14,620)	(292)
Reversals	—	12,322	1,480
Balance at the end of the year	(596)	(2,894)	(1,706)